Related party transactions (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Mr. Wei Wen
Related Party Transaction [Line Items]
Receivables due from related parties	¥ 1.0
Mr. Xingyu Du
Related Party Transaction [Line Items]
Receivables due from related parties	¥ 0.8	¥ 1.0